LONG-TERM DEBT AND CREDIT AGREEMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Long-Term Debt and Credit Agreements

	December 31,
	2023	2022
1.30% Euro notes due 2023	$—	$1,334
3.35% notes due 2023	—	300
0.00% Euro notes due 2024	547	534
2.30% notes due 2024	750	750
4.85% notes due 2024	400	400
1.35% notes due 2025	1,250	1,250
2.50% notes due 2026	1,500	1,500
1.10% notes due 2027	1,000	1,000
3.50% Euro notes due 2027	711	—
4.95% notes due 2028	500	500
2.25% Euro notes due 2028	820	800
4.25% notes due 2029	750	—
2.70% notes due 2029	750	750
1.95% notes due 2030	1,000	1,000
1.75% notes due 2031	1,500	1,500
0.75% Euro notes due 2032	547	534
3.75% Euro notes due 2032	547	—
5.00% notes due 2033	1,100	1,100
4.50% notes due 2034	1,000	—
4.125% Euro notes due 2034	1,094	1,067
5.70% notes due 2036	441	441
5.70% notes due 2037	462	462
5.375% notes due 2041	417	417
3.812% notes due 2047	442	445
2.80% notes due 2050	750	750
Industrial development bond obligations, floating rate maturing at various dates through 2037	22	22
6.625% debentures due 2028	201	201
9.065% debentures due 2033	51	51
Other (including capitalized leases), 7.0% weighted average interest rate maturing at various dates through 2029	217	265
Fair value of hedging instruments	(166)	(287)
Debt issuance costs	(245)	(233)
Total Long-term debt and current related maturities	18,358	16,853
Less: Current maturities of long-term debt	1,796	1,730
Total Long-term debt	$16,562	$15,123

Principal Payments on Long-Term Debt
The schedule of principal payments on long-term debt is as follows:

December 31, 2023
2024	$1,796
2025	1,314
2026	1,528
2027	1,718
2028	1,527
Thereafter	10,475
Total Long-term debt and current related maturities	18,358
Less: Current maturities of long-term debt	1,796
Total Long-term debt	$16,562